Common Stock, Redeemable Convertible Preferred Stock, and Stockholders' Equity (Deficit), Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Jan. 31, 2023	Jan. 31, 2022
Class of Stock [Line Items]
Common stock reserved for future issuance	44,008,166	269,664,323
Series Seed Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance		18,396,744
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance		31,994,570
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance		53,829,898
Series C Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance		42,249,398
Series C-1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance		22,752,230
Series D Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance		27,743,094
Series D-1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance		11,756,606
Series D-2 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance		1,987,736
Series E Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance		30,454,874
Common Stock Warrants [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	16,213,430	1,924,790
Series A Redeemable Convertible Preferred Stock Warrants [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance		249,806
Series B Redeemable Convertible Preferred Stock Warrants [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance		292,682
Series C-1 Redeemable Convertible Preferred Stock Warrants [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance		1,296,700
Series E Redeemable Convertible Preferred Stock Warrants [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance		1,825,944
Stock Options Issued and Outstanding [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	7,869,050	21,715,815
Restricted Stock Units Issued and Outstanding [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	2,802,426
Sponsor Earn-out Shares [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	1,293,750
Shares Available for Future Grant Under the 2022 Plan [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	15,829,510
Shares Available for Future Grant Under the 2013 Plan [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance		1,193,436